Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.00%	5.01%	6.10%
Current medical cost trend rate	8.00%	8.00%	8.50%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018